BASIS OF PRESENTATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 03, 2020
Business Acquisition [Line Items]
Common stock, par or stated value per share (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Romeo Power, Inc
Business Acquisition [Line Items]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001
Total consideration transferred	$ 78,587